ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (DETAILS) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries, commissions and welfare payable	129,855	83,460
Taxes payable	40,877	22,803
Royalty fees payable	1,435	1,225
Third party deposits	16,491	10,544
Professional fees payable	4,065	7,431
Other current liabilities	24,971	25,039
Total	217,694	150,502